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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111


May 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Metropolitan Life Separate Account UL
      File Nos. 333-40161 and 811-06025
      Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information ("SAI") being used for MetLife Equity Options variable life insurance options offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 20 for the Account filed electronically with the Commission on April 14, 2016.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel